TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus

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The table entitled “Transamerica Series Trust Underlying Portfolios:” in the “List and Description of Underlying Portfolios” section of the prospectus is deleted in its entirety and replaced with the following:

Transamerica Series Trust Underlying Portfolios:

Fund Name	Transamerica 60/40 Allocation VP	Transamerica Goldman Sachs 70/30 Allocation VP	Transamerica BlackRock Tactical Allocation VP	Transamerica JPMorgan Asset Allocation – Conservative VP	Transamerica JPMorgan Asset Allocation – Growth VP	Transamerica JPMorgan Asset Allocation – Moderate Growth VP	Transamerica JPMorgan Asset Allocation – Moderate VP	Transamerica JPMorgan International Moderate Growth VP	Transamerica JPMorgan Tactical Allocation VP
Transamerica Aegon High Yield Bond VP		X	X	X	X	X	X	X	X
Transamerica Aegon U.S. Government Securities VP		X	X	X	X	X	X	X	X
Transamerica Barrow Hanley Dividend Focused VP		X	X	X	X	X	X	X	X
Transamerica BlackRock Global Real Estate Securities VP		X	X	X	X	X	X	X	X
Transamerica BlackRock Government Money Market VP	X	X	X	X	X	X	X	X	X
Transamerica International Growth VP		X	X	X	X	X	X	X	X
Transamerica Janus Balanced VP			X	X	X	X	X	X	X
Transamerica Janus Mid-Cap Growth VP		X	X	X	X	X	X	X	X
Transamerica JPMorgan Core Bond VP		X	X	X	X	X	X	X	X
Transamerica JPMorgan Enhanced Index VP		X	X	X	X	X	X	X	X
Transamerica JPMorgan Mid Cap Value VP		X	X	X	X	X	X	X	X
Transamerica Levin Large Cap Value VP		X	X	X	X	X	X	X	X
Transamerica Madison Diversified Income VP			X	X	X	X	X	X	X
Transamerica Market Participation Strategy VP			X	X	X	X	X	X	X
Transamerica Morgan Stanley Capital Growth VP			X	X	X	X	X	X	X
Transamerica Morgan Stanley Global Allocation VP			X	X	X	X	X	X	X
Transamerica MSCI EAFE Index VP	X
Transamerica Multi-Managed Balanced VP			X	X	X	X	X	X	X
Transamerica PIMCO Total Return VP		X	X	X	X	X	X	X	X
Transamerica PineBridge Inflation Opportunities VP		X	X	X	X	X	X	X	X
Transamerica S&P 500 Index VP	X
Transamerica Small/Mid Cap Value VP		X	X	X	X	X	X	X	X
Transamerica T. Rowe Price Small Cap VP		X	X	X	X	X	X	X	X
Transamerica TS&W International Equity VP		X	X	X	X	X	X	X	X
Transamerica WMC US Growth VP		X	X	X	X	X	X	X	X

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Investors Should Retain this Supplement for Future Reference

June 8, 2020